Income Taxes Relating to Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense (Benefit)

	For the Year Ended December 31
	2022	2021	2020
Current tax expense
Current year	$2	$—	$(1,063)
Deferred tax expense	—	—	—
Income tax expense (benefit)	$2	$—	$(1,063)

Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit)
A reconciliation of accounting loss and income tax expense (benefit) was as follows:

	For the Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(98,906)	$(67,362)	$(50,343)
Tax at the domestic rates applicable to profits in the country concerned	$(21,554)	$(14,913)	$(9,634)
Tax effect of expenses that are not deductible for tax purposes	3,431	990	82
Adjustments in respect of prior years	—	—	(1,063)
Unrecognized loss carryforwards and deductible temporary differences	18,125	13,923	9,552
Income tax expense (benefit)	$2	$—	$(1,063)

Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards	Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	As of December 31
	2022	2021
Loss carryforwards
Expire in 2024	$829	$919
Expire in 2025	35,217	10,946
Expire in 2026	66,761	63,112
Expire in 2027	38,973	43,239
Expire in 2028	68,337	75,818
Expire in 2029	22,018	24,429
Expire in 2030	32,685	36,086
Expire in 2031	39,908	41,987
Expire in 2032	47,617	—
	$352,345	$296,536

Deductible temporary differences	$99,069	$63,728